Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Schedule of warrants fair value through profit or loss

	2023	2022
	$	$
Fair value through profit or loss (warrants)
Balance – Beginning of year	16,395	—
Additions	—	39,841
Change in fair value	(4,535)	(25,008)
Foreign exchange	(308)	1,562
Balance – End of year	11,552	16,395

Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility	66%
Risk-free interest rate	2.9%
Expected life	4 years
Share price	$6.20

Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

	2023	2022
Dividend per share	—	—
Expected volatility	78.3%	69.0%
Risk-free interest rate	4.00%	4.00%
Expected life	3.4 years	4.4 years
Exercise price (USD)(i)	$10.70	$18.00
Share price (USD)	$2.91	$4.30

(i)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the non-brokered private placements from US$18.00 to US$10.70 per share.